UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22338

Legg Mason Global Asset Management Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code:

Funds Investor Services 1-800-822-5544

or

Institutional Shareholder Services 1-888-425-6432

Date of fiscal year end: November 30

Date of reporting period: August 31, 2010

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON GLOBAL ASSET

MANAGEMENT TRUST

LEGG MASON

STRATEGIC REAL RETURN FUND

FORM N-Q

AUGUST 31, 2010

LEGG MASON STRATEGIC REAL RETURN FUND

Consolidated Schedule of investments (unaudited)	August 31, 2010

SECURITY	SHARES	VALUE
COMMON STOCKS - 23.4%
CONSUMER DISCRETIONARY - 1.1%
Automobiles - 0.8%
Bayerische Motoren Werke AG	428	$22,598
Ford Motor Co.	1,818	20,525	*
Honda Motor Co., Ltd.	400	13,232
Kia Motors Corp.	820	21,066
Nissan Motor Co., Ltd.	3,500	26,747	*
Toyota Motor Corp.	1,200	40,852

Total Automobiles		145,020

Household Durables - 0.3%
MRV Engenharia e Participacoes SA	1,500	12,513
Newell Rubbermaid Inc.	1,102	16,552
SEB SA	300	22,050

Total Household Durables		51,115

TOTAL CONSUMER DISCRETIONARY		196,135

CONSUMER STAPLES - 2.9%
Beverages - 0.8%
Anheuser-Busch InBev NV	500	26,007
Coca-Cola Co.	613	34,279
Diageo PLC	1,700	27,610
Heineken Holding NV	590	22,715
PepsiCo Inc.	512	32,860

Total Beverages		143,471

Food Products - 1.1%
Archer-Daniels-Midland Co.	420	12,928
ConAgra Foods Inc.	681	14,703
CSM	700	18,203
Del Monte Foods Co.	1,284	16,743
Marine Harvest ASA	16,600	12,665
Nestle SA, Registered Shares	608	31,500
Nutreco Holding NV	400	23,211
Sara Lee Corp.	1,209	17,458
Tate & Lyle PLC	2,900	18,195
Tingyi (Cayman Islands) Holding Corp.	8,000	20,219

Total Food Products		185,825

Personal Products - 0.3%
Herbalife Ltd.	390	21,676
Kao Corp.	1,000	23,247

Total Personal Products		44,923

Tobacco - 0.7%
British American Tobacco PLC	400	13,594
Imperial Tobacco Group PLC	700	19,324
Lorillard Inc.	226	17,178
Philip Morris International Inc.	960	49,383
Reynolds American Inc.	400	21,816

Total Tobacco		121,295

TOTAL CONSUMER STAPLES		495,514

ENERGY - 2.6%
Energy Equipment & Services - 0.4%
Acergy SA	900	13,820
John Wood Group PLC	3,500	19,506
Noble Corp.	366	11,390
Patterson-UTI Energy Inc.	1,160	17,122

Total Energy Equipment & Services		61,838

Oil, Gas & Consumable Fuels - 2.2%
BP PLC	3,350	19,554
Canadian Natural Resources Ltd.	600	19,300
Chevron Corp.	182	13,497
China Coal Energy Co., Class H Shares	9,000	12,681
China Petroleum & Chemical Corp., Class H Shares	20,000	15,812
China Shenhua Energy Co., Ltd., Class H Shares	3,500	12,711

See Notes to Consolidated Schedule of Investments.

LEGG MASON STRATEGIC REAL RETURN FUND

Consolidated Schedule of investments (unaudited) (cont’d)	August 31, 2010

SECURITY	SHARES	VALUE
Oil, Gas & Consumable Fuels - continued
El Paso Corp.	1,610	$18,338
Eni SpA	900	17,872
Exxon Mobil Corp.	827	48,925
Forest Oil Corp.	600	15,672	*
Hess Corp.	280	14,070
Marathon Oil Corp.	554	16,891
Polski Koncern Naftowy Orlen SA	900	11,076	*
PT Bumi Resources Tbk	62,500	11,483
Repsol YPF, SA	917	20,935
Royal Dutch Shell PLC, Class A Shares	735	19,537
Sunoco Inc.	480	16,166
Total SA	700	32,706
Valero Energy Corp.	1,150	18,136
Woodside Petroleum Ltd.	419	15,609
Yanzhou Coal Mining Co., Ltd., Class H Shares	6,000	12,310

Total Oil, Gas & Consumable Fuels		383,281

TOTAL ENERGY		445,119

FINANCIALS - 7.2%
Commercial Banks - 4.0%
Agricultural Bank of China, Class H Shares	36,000	16,244	*
Australia & New Zealand Banking Group Ltd.	677	13,607
Banco Bilbao Vizcaya Argentaria SA	3,331	40,169
Banco Santander SA	2,971	34,815
Bank of Montreal	400	22,094
Bank of Nova Scotia	700	33,643
BNP Paribas SA	430	26,903
Canadian Imperial Bank of Commerce	300	20,397
Chiba Bank Ltd.	4,000	22,521
Commonwealth Bank of Australia	258	11,546
Grupo Financiero Banorte SAB de CV, Series O Shares	2,900	10,377
Gunma Bank Ltd.	4,000	20,664
HDFC Bank Ltd., ADR	150	23,970
HSBC Holdings PLC	1,100	10,859
Huntington Bancshares Inc.	3,216	17,013
Industrial & Commercial Bank of China Ltd.	10,000	36,960
Industrial & Commercial Bank of China Ltd., Class H shares	17,000	12,348
Lloyds TSB Group PLC	34,600	36,874	*
Mizuho Financial Group Inc.	11,900	18,273
National Bank of Canada	500	28,874
PT Bank Mandiri	30,500	19,917
Royal Bank of Canada	400	19,131
Standard Bank Group Ltd.	1,500	21,260
Standard Chartered PLC	911	24,429
Sumitomo Mitsui Financial Group Inc.	1,700	50,609
Toronto-Dominion Bank	500	33,830
U.S. Bancorp	1,110	23,088
Wells Fargo & Co.	1,660	39,093

Total Commercial Banks		689,508

Consumer Finance - 0.1%
American Express Co.	560	22,327

Diversified Financial Services - 0.3%
Bank of America Corp.	980	12,201
JPMorgan Chase & Co.	803	29,197

See Notes to Consolidated Schedule of Investments.

LEGG MASON STRATEGIC REAL RETURN FUND

Consolidated Schedule of investments (unaudited) (cont’d)	August 31, 2010

SECURITY	SHARES	VALUE
Diversified Financial Services - continued
London Stock Exchange Group PLC	1,700	$17,221

Total Diversified Financial Services		58,619

Insurance - 2.0%
AFLAC Inc.	381	18,002
Allianz AG, Registered Shares	255	26,156
Allstate Corp.	565	15,594
American Financial Group Inc.	587	16,888
Amlin PLC	2,500	15,582
Assurant Inc.	506	18,499
Aviva PLC	3,078	17,891
China Life Insurance Co., Ltd.	6,000	22,909
Genworth Financial Inc., Class A Shares	1,015	10,992	*
Hartford Financial Services Group Inc.	750	15,120
Manulife Financial Corp.	1,300	14,471
Muenchener Rueckversicherungs-Gesellschaft AG (MunichRe), Registered Shares	100	12,774
PartnerRe Ltd.	201	14,964
Progressive Corp.	975	19,305
Prudential Financial Inc.	380	19,217
Prudential PLC	1,900	16,493
SCOR SE	659	14,335
Sun Life Financial Inc.	700	16,437
Topdanmark A/S	128	14,708	*
Torchmark Corp.	335	16,532
Transatlantic Holdings Inc.	306	14,587

Total Insurance		351,456

Office - 0.1%
Highwoods Properties Inc.	350	10,948

Real Estate Investment Trusts (REITs) - 0.4%
Annaly Capital Management Inc.	903	15,694
Chimera Investment Corp.	5,400	21,222
Stockland	6,400	22,435

Total Real Estate Investment Trusts (REITs)		59,351

Real Estate Management & Development - 0.3%
China Overseas Land & Investment Ltd.	8,000	17,072
Jones Lang LaSalle Inc.	241	18,198
Wheelock & Co. Ltd.	5,000	14,430

Total Real Estate Management & Development		49,700

TOTAL FINANCIALS		1,241,909

HEALTH CARE - 3.1%
Health Care Providers & Services - 0.7%
AmerisourceBergen Corp.	760	20,733
Community Health Systems Inc.	460	11,992	*
Coventry Health Care Inc.	680	13,158	*
Humana Inc.	344	16,440	*
Medco Health Solutions Inc.	240	10,435	*
UnitedHealth Group Inc.	1,110	35,209
WellPoint Inc.	319	15,848	*

Total Health Care Providers & Services		123,815

Pharmaceuticals - 2.4%
Abbott Laboratories	626	30,887
AstraZeneca PLC	960	47,526
Bayer AG	213	13,005
Bristol-Myers Squibb Co.	1,050	27,384
Eli Lilly & Co.	430	14,431
Endo Pharmaceuticals Holdings Inc.	681	18,503	*
Forest Laboratories Inc.	553	15,091	*
GlaxoSmithKline PLC	1,143	21,404
H. Lundbeck A/S	856	13,005
Johnson & Johnson	543	30,962
King Pharmaceuticals Inc.	1,372	11,950	*
Merck & Co. Inc.	1,056	37,129
Novartis AG, Registered Shares	544	28,586
Pfizer Inc.	1,078	17,173

See Notes to Consolidated Schedule of Investments.

LEGG MASON STRATEGIC REAL RETURN FUND

Consolidated Schedule of investments (unaudited) (cont’d)	August 31, 2010

SECURITY	SHARES	VALUE
Pharmaceuticals - continued
Sanofi-Aventis	457	$26,217
Shire PLC	1,000	21,563
Valeant Pharmaceuticals International	417	24,057	*
Warner Chilcott PLC	584	16,597	*

Total Pharmaceuticals		415,470

TOTAL HEALTH CARE		539,285

INDUSTRIALS - 3.0%
Aerospace & Defense - 0.7%
BAE Systems PLC	3,700	16,723
Empresa Brasileira de Aeronautica SA, ADR	940	23,303
General Dynamics Corp.	260	14,526
Lockheed Martin Corp.	340	23,637
Northrop Grumman Corp.	480	25,977
Safran SA	700	17,200

Total Aerospace & Defense		121,366

Air Freight & Logistics - 0.1%
Ryder System Inc.	500	19,185

Construction & Engineering - 0.3%
Bilfinger Berger AG	244	14,547
Fomento de Construcciones y Contratas SA	456	10,734
Samsung Engineering Co., Ltd.	300	33,030

Total Construction & Engineering		58,311

Electrical Equipment - 0.3%
Legrand SA	700	21,259
Nexans SA	300	17,979
Sumitomo Electric Industries Ltd.	1,200	12,898

Total Electrical Equipment		52,136

Industrial Conglomerates - 0.6%
DCC PLC	871	21,811
General Electric Co.	913	13,220
Keppel Corp. Ltd.	2,000	13,206
LG Corp.	290	20,802
Siemens AG, Registered Shares	322	29,290

Total Industrial Conglomerates		98,329

Machinery - 0.7%
Caterpillar Inc.	180	11,729
Illinois Tool Works Inc.	450	18,567
JTEKT Corp.	1,400	11,482
Metso Corp.	500	18,267
NSK Ltd.	3,000	17,891
Oshkosh Truck Corp.	790	19,655	*
Volvo AB	1,800	20,870	*

Total Machinery		118,461

Marine - 0.0%
Mitsui O.S.K. Lines Ltd.	1,000	6,285

Road & Rail - 0.2%
CSX Corp.	210	10,477
FirstGroup PLC	3,600	19,208
Norfolk Southern Corp.	190	10,199

Total Road & Rail		39,884

Trading Companies & Distributors - 0.1%
Mitsui & Co., Ltd.	1,100	14,311

TOTAL INDUSTRIALS		528,268

INFORMATION TECHNOLOGY - 0.3%
Electronic Equipment, Instruments & Components - 0.3%
Arrow Electronics Inc.	531	12,149	*
Hitachi Ltd.	4,000	16,189	*
Jabil Circuit Inc.	1,001	10,260
Tech Data Corp.	344	12,453	*

TOTAL INFORMATION TECHNOLOGY		51,051

See Notes to Consolidated Schedule of Investments.

LEGG MASON STRATEGIC REAL RETURN FUND

Consolidated Schedule of investments (unaudited) (cont’d)	August 31, 2010

SECURITY	SHARES	VALUE
MATERIALS - 1.8%
Chemicals - 1.2%
Ashland Inc.	328	$15,239
BASF SE	511	26,961
Celanese Corp., Series A Shares	500	13,350
E.I. du Pont de Nemours & Co.	650	26,501
Eastman Chemical Co.	262	16,126
JSR Corp.	1,400	20,631
Koninklijke DSM NV	685	28,468
Lanxess AG	430	18,832
LG Chem Ltd.	80	23,021
Lubrizol Corp.	250	23,328

Total Chemicals		212,457

Metals & Mining - 0.6%
Anglo American PLC	200	7,178
BHP Billiton Ltd.	400	13,185
BHP Billiton PLC	622	17,471
Cherepovets MK Severstal, GDR, Registered Shares	1,308	15,748	*
Rio Tinto PLC	376	19,030
Teck Cominco Ltd., Class B Shares	400	13,380
Vale SA, ADR	600	16,050

Total Metals & Mining		102,042

TOTAL MATERIALS		314,499

UTILITIES - 1.4%
Electric Utilities - 0.7%
Energias de Portugal SA	4,489	13,653
Entergy Corp.	226	17,818
FirstEnergy Corp.	432	15,781
Kansai Electric Power Co. Inc.	700	17,948
Kyushu Electric Power Co. Inc.	1,000	23,783
PPL Corp.	730	19,826
Tohoku Electric Power Co. Inc.	800	18,550

Total Electric Utilities		127,359

Gas Utilities - 0.2%
Gas Natural SDG SA	885	13,385
Snam Rete Gas SpA	3,490	16,165

Total Gas Utilities		29,550

Independent Power Producers & Energy Traders - 0.2%
AES Corp.	1,383	14,162	*
Drax Group PLC	3,500	21,305

Total Independent Power Producers & Energy Traders		35,467

Multi-Utilities - 0.2%
Integrys Energy Group Inc.	336	16,279
PG&E Corp.	379	17,722

Total Multi-Utilities		34,001

Water Utilities - 0.1%
Severn Trent PLC	1,000	19,861

TOTAL UTILITIES		246,238

TOTAL COMMON STOCKS (Cost - $4,230,687)		4,058,018

INVESTMENT IN UNDERLYING FUNDS - 16.0%
iShares Trust - iShares Barclays TIPS Bond Fund	2,874	310,708
iShares Trust - iShares MSCI EAFE Index Fund	2,180	108,891
iShares Trust - iShares MSCI Japan Index Fund	36,194	339,500
Rydex Series Funds - Managed Futures Strategy Fund, H-Class Shares	20,783	497,340	*
Vanguard Specialized Funds - Vanguard REIT Index Fund, ETF Shares	27,998	1,408,300
Vanguard Total Stock Market ETF	2,015	108,004

TOTAL INVESTMENT IN UNDERLYING FUNDS (Cost - $2,700,705)		2,772,743

PREFERRED STOCKS - 0.3%
FINANCIALS - 0.3%
Commercial Banks - 0.3%
Banco Bradesco SA	2,200	38,156
Itausa - Investimentos Itau SA	3,000	21,011

TOTAL PREFERRED STOCKS (Cost - $54,324)		59,167

See Notes to Consolidated Schedule of Investments.

LEGG MASON STRATEGIC REAL RETURN FUND

Consolidated Schedule of investments (unaudited) (cont’d)	August 31, 2010

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
U.S. TREASURY INFLATION PROTECTED SECURITIES - 38.2%
U.S. Treasury Bonds, Inflation Indexed	2.375%	1/15/25	$832,586	$954,417
U.S. Treasury Bonds, Inflation Indexed	3.625%	4/15/28	539,068	720,625
U.S. Treasury Bonds, Inflation Indexed	3.875%	4/15/29	132,592	183,692
U.S. Treasury Bonds, Inflation Indexed	2.125%	2/15/40	211,781	237,923
U.S. Treasury Notes, Inflation Indexed	2.375%	4/15/11	384,360	389,164	(a)
U.S. Treasury Notes, Inflation Indexed	2.000%	4/15/12	354,476	366,190
U.S. Treasury Notes, Inflation Indexed	2.000%	7/15/14	936,660	1,005,372
U.S. Treasury Notes, Inflation Indexed	1.625%	1/15/15	125,569	132,986
U.S. Treasury Notes, Inflation Indexed	0.500%	4/15/15	362,092	369,022
U.S. Treasury Notes, Inflation Indexed	1.875%	7/15/15	818,053	880,621
U.S. Treasury Notes, Inflation Indexed	2.000%	1/15/16	43,929	47,683
U.S. Treasury Notes, Inflation Indexed	2.625%	7/15/17	625,762	713,808
U.S. Treasury Notes, Inflation Indexed	1.625%	1/15/18	208,092	222,723
U.S. Treasury Notes, Inflation Indexed	1.875%	7/15/19	367,510	400,815

TOTAL U.S. TREASURY INFLATION PROTECTED SECURITIES (Cost - $6,412,283)				6,625,041

CORPORATE BONDS & NOTES - 0.5%
CONSUMER STAPLES - 0.1%
Beverages - 0.1%
Anheuser-Busch InBev Worldwide Inc., Senior Notes	3.625%	4/15/15	10,000	10,465	(b)

FINANCIALS - 0.4%
Capital Markets - 0.1%
Goldman Sachs Group Inc., Notes	4.750%	7/15/13	20,000	21,248

Consumer Finance - 0.1%
SLM Corp., Medium-Term Notes, Senior Notes	8.000%	3/25/20	15,000	13,125

Diversified Financial Services - 0.2%
Bank of America Corp., Senior Notes	4.500%	4/1/15	10,000	10,363
Citigroup Inc., Notes	6.000%	12/13/13	25,000	26,971

Total Diversified Financial Services				37,334

TOTAL FINANCIALS				71,707

TOTAL CORPORATE BONDS & NOTES (Cost - $80,851)				82,172

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 0.2%
U.S. Government Obligations - 0.2%
U.S. Treasury Notes (Cost - $30,198)	1.750%	7/31/15	30,000	30,628

		EXPIRATION DATE	CONTRACTS
PURCHASED OPTIONS - 0.0%
Eurodollar Futures, Put @ $98.50		9/13/10	2	13
U.S. Dollar/Japanese Yen, Call @ $87.00		11/24/10	343,000	3,301	(c)

TOTAL PURCHASED OPTIONS (Cost - $4,873)				3,314

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $13,513,921)				13,631,083

		MATURITY DATE	FACE AMOUNT
SHORT-TERM INVESTMENTS - 16.3%
Repurchase Agreements - 16.3%
Goldman Sachs & Co. repurchase agreement dated 8/31/10; Proceeds at maturity - $2,466,490; (Fully collateralized by U.S. government agency obligations, 6.250% due 7/15/32; Market value- $2,529,849)	0.220%	9/1/10	$2,466,475	2,466,475
State Street Bank & Trust Co. repurchase agreement, dated 8/31/10; Proceeds due at maturity - $349,000; (Fully collateralized by U.S. Treasury Notes, 2.500% due 4/30/15; Market Value - $362,236)	0.010%	9/1/10	349,000	349,000

TOTAL SHORT-TERM INVESTMENTS (Cost - $2,815,475)				2,815,475

See Notes to Consolidated Schedule of Investments.

LEGG MASON STRATEGIC REAL RETURN FUND

Consolidated Schedule of investments (unaudited) (cont’d)	August 31, 2010

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
TOTAL INVESTMENTS - 94.9% (Cost - $16,329,396#)				16,446,558
Other Assets in Excess of Liabilities - 5.1%				882,127

TOTAL NET ASSETS - 100.0%				$17,328,685

*	Non-income producing security.

(a)	All or a portion of this security is held at the broker as collateral for open futures contracts.

(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(c)	Security is valued in good faith at fair value in accordance with procedures approved by the Board of Trustees (See Note 1).

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ADR	— American Depositary Receipt
GDR	— Global Depositary Receipt

See Notes to Consolidated Schedule of Investments.

Notes to Consolidated Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason Strategic Real Return Fund (the “Fund”) is a separate non-diversified series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Fund intends to gain exposure to the commodities markets by investing a portion of its assets in a wholly-owned subsidiary, Real Return Fund Ltd., organized under the laws of the Cayman Islands (the “Subsidiary”). Among other investments, the Subsidiary may invest in commodity-linked instruments. This schedule of investments is a consolidated schedule of investments of the Fund and the Subsidiary.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the last quoted bid price provided by an independent pricing service, that is based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. Investments in the underlying Funds, excluding exchange traded funds, are valued at the closing net asset value per share of each underlying fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities at fair value as determined in accordance with procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The Fund has adopted Financial Accounting Standards Board Codification Topic 820 (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of the security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-term investments†:
Common stocks	$4,058,018	—	—	$4,058,018
Investments in Underlying Funds	2,772,743	—	—	2,772,743
Preferred stocks	59,167	—	—	59,167
U.S. treasury inflation protected securities	—	$6,625,041	—	6,625,041
Corporate bonds & notes	—	82,172	—	82,172
U.S. government & agency obligations	—	30,628	—	30,628

Notes to Consolidated Schedule of Investments (unaudited) (continued)

Purchased options	13	3,301	—	3,314

Total long-term investments	$6,889,941	$6,741,142	—	$13,631,083

Short-term investments†	—	2,815,475	—	2,815,475

Total investments	$6,889,941	$9,556,617	—	$16,446,558

Other financial instruments:
Futures contracts	(50,200)	—	—	(50,200)
Forward foreign currency contracts	—	92,300	—	92,300
Commodity index swaps	—	(112,412)	—	(112,412)

Total other financial instruments	$(50,200)	$(20,112)	—	$(70,312)

Total	$6,839,741	$9,536,505	—	$16,376,246

†	See Consolidated Schedule of Investments for additional detailed categorizations.

(b) Repurchase Agreements. The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Fund acquires a debt security subject to an obligation of the seller to repurchase, and of the Fund to resell, the security at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked to market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Futures Contracts. The Fund may use futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates, commodities or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Fund is required to deposit cash or cash equivalents with a broker in an amount equal to a certain percentage of the contract amount. This is known as the “initial margin” and subsequent payments (“variation margin”) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded.

Futures contracts involve, to varying degrees, risk of loss. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(d) Forward Foreign Currency Contracts. The Fund may enter into a forward foreign currency contract to hedge against foreign currency exchange rate risk on its non-U.S. dollar denominated securities or to facilitate settlement of a foreign currency denominated portfolio transaction or to attempt to increase the Fund’s return. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price with delivery and settlement at a future date. The contract is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is closed, through either delivery or offset by entering into another forward foreign currency contract, the Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it is closed.

When entering into a forward foreign currency contract, the Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(e) Swap Agreements. The Fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk, or for other purposes, including to increase the Fund’s return. The use of swaps involves risks that are different from those associated with ordinary portfolio transactions.

Notes to Consolidated Schedule of Investments (unaudited) (continued)

Swap contracts are marked to market daily and changes in value are recorded as unrealized appreciation (depreciation). Gains or losses are realized upon termination of the swap agreement. Collateral, in the form of restricted cash or securities, may be required to be held in segregated accounts with the Fund’s custodian in compliance with the terms of the swap contracts. Securities posted as collateral for swap contracts are identified in the Consolidated Schedule of Investments.

Commodity index swaps

The Fund may enter into commodity swaps. Commodity swaps are agreements between two parties to exchange cash flows based upon changes to a commodity reference price for a specified notional principal amount. To the extent the commodity reference price exceeds the offsetting interest obligation, the Fund will receive a payment from the counterparty. To the extent it is less, the Fund will make a payment to the counterparty. The risks of commodity swaps include changes in market conditions that will affect the value of the contract or changes in the present value of the future cash flow streams and the possible inability of the counterparty to fulfill its obligations under the agreement. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that the amount is positive.

(f) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(g) Inflation-Indexed Bonds. Inflation-indexed bonds are fixed-income securities whose principal value or interest rate is periodically adjusted according to the rate of inflation. As the index measuring inflation changes, the principal value or interest rate of inflation-indexed bonds will be adjusted accordingly. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

(h) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At August 31, 2010, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$515,056
Gross unrealized depreciation	(397,894)

Net unrealized appreciation	$117,162

At August 31, 2010, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Gain (Loss)
Contracts to Buy:
Goldman Sachs Commodity Index Futures	16	9/10	$2,051,893	$1,996,000	$(55,893)
Contracts to Sell:
90-Day Eurodollar	1	9/10	248,147	249,219	(1,072)
90-Day Eurodollar	1	3/11	248,897	248,813	84
DJ Euro Stoxx 50 Index Futures	10	9/10	338,067	331,386	6,681

					5,693

Net unrealized loss on open futures contracts					$(50,200)

At August 31, 2010, the Fund had the following open forward foreign currency contracts:

Notes to Consolidated Schedule of Investments (unaudited) (continued)

FOREIGN CURRENCY	COUNTERPARTY	LOCAL CURRENCY	MARKET VALUE	SETTLEMENT DATE	UNREALIZED GAIN/(LOSS)
Contracts to Buy:
Australian Dollar	Morgan Stanley & Co. Inc.	21,905	$19,459	9/15/10	$(541)
Australian Dollar	Morgan Stanley & Co. Inc.	1,132,997	1,006,480	9/15/10	40,600
Canadian Dollar	Morgan Stanley & Co. Inc.	55,451	51,990	9/15/10	(2,010)
Canadian Dollar	Morgan Stanley & Co. Inc.	994,717	932,624	9/15/10	(33,256)
Canadian Dollar	Morgan Stanley & Co. Inc.	34,454	32,304	9/15/10	(696)
Mexican Peso	Morgan Stanley & Co. Inc.	722,144	54,636	9/15/10	(2,364)
Mexican Peso	Morgan Stanley & Co. Inc.	2,121,961	160,542	9/15/10	(6,418)
Mexican Peso	Morgan Stanley & Co. Inc.	394,414	29,840	9/15/10	(760)
Mexican Peso	Morgan Stanley & Co. Inc.	10,175,854	769,879	9/15/10	(30,121)
New Zealand Dollar	Morgan Stanley & Co. Inc.	50,814	35,396	9/15/10	(1,604)
New Zealand Dollar	Morgan Stanley & Co. Inc.	1,395,589	972,156	9/15/10	6,276
New Zealand Dollar	Morgan Stanley & Co. Inc.	6,498	4,526	9/15/10	(54)
Norwegian Krone	Morgan Stanley & Co. Inc.	23,892	3,785	9/15/10	(215)
Norwegian Krone	Morgan Stanley & Co. Inc.	6,168,582	977,330	9/15/10	11,450
Norwegian Krone	Morgan Stanley & Co. Inc.	117,996	18,695	9/15/10	195
Swiss Franc	Morgan Stanley & Co. Inc.	71,228	70,166	9/15/10	2,166
Swiss Franc	Morgan Stanley & Co. Inc.	1,089,439	1,073,199	9/15/10	107,319

					89,967

Contracts to Sell:
Australian Dollar	Morgan Stanley & Co. Inc.	139,618	124,028	9/15/10	972
Canadian Dollar	Morgan Stanley & Co. Inc.	127,207	119,266	9/15/10	734
Mexican Peso	Morgan Stanley & Co. Inc.	1,565,091	118,411	9/15/10	1,589
New Zealand Dollar	Morgan Stanley & Co. Inc.	169,384	117,992	9/15/10	2,008
Norwegian Krone	Morgan Stanley & Co. Inc.	627,131	99,360	9/15/10	640
Swiss Franc	Morgan Stanley & Co. Inc.	169,171	166,649	9/15/10	(1,649)
Swiss Franc	Morgan Stanley & Co. Inc.	58,838	57,961	9/15/10	(1,961)

					2,333

Net unrealized gain on open forward foreign currency contracts					$92,300

At August 31, 2010, the Fund had the following commodity index swap contracts:

Agreement with:	Termination Date	The Fund Agrees to Pay:	The Fund Will Receive:	Contract Notional Amount	Unrealized Depreciation
Morgan Stanley Capital Group Inc.	October 8, 2010	Treasury Bill Rate plus Fees	Commodity Index Basket	$1,500,000	$(112,412	)*

*	Security is valued in good faith at fair value in accordance with procedures approved by the Board of Trustees (See Note 1).

3. Derivative Instruments and Hedging Activities

Financial Accounting Standards Board Codification Topic 815 requires enhanced disclosure about an entity’s derivative and hedging activities.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure at August 31, 2010.

	Futures Contracts		Purchased	Forward Foreign Currency Contracts		Swap
Primary Underlying Risk Disclosure	Unrealized Appreciation	Unrealized Depreciation	Options, at value	Unrealized Appreciation	Unrealized Depreciation	Contracts, at value	Total
Interest Rate Contracts	$6,765	$(1,072)	$3,314	—	—	—	$9,007
Foreign Exchange Contracts	—	—	—	$173,949	$(81,649)	—	92,300
Commodity Contracts	—	(55,893)	—	—	—	$(112,412)	(168,305)

Total	$6,765	$(56,965)	$3,314	$173,949	$(81,649)	$(112,412)	$(66,998)

During the period ended August 31, 2010, the volume of derivative activity for the Fund was as follows:

Notes to Consolidated Schedule of Investments (unaudited) (continued)

Average Market Value
Purchased options	$594
Forward foreign currency contracts (to buy)	3,288,925
Forward foreign currency contracts (to sell)	122,882
Futures contracts (to buy)	75,999
Futures contracts (to sell)	174,919

Average Notional Balance
Commodity index swap contracts	$1,071,429

The Fund has several credit related contingent features that if triggered would allow its derivatives counterparties to close out and demand payment or additional collateral to cover their exposure from the Fund. Credit related contingent features are established between the Fund and its derivatives counterparties to reduce the risk that the Fund will not fulfill its payment obligations to its counterparties. These triggering features include, but are not limited to, a percentage decrease in the Fund’s net assets and or percentage decrease in the Fund’s Net Asset Value or NAV. The contingent features are established within the Fund’s International Swap and Derivatives Association, Inc. master agreements which govern positions in swaps, over-the-counter options, and forward currency exchange contracts for each individual counterparty.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Global Asset Management Trust

By	/S/ DAVID R. ODENATH
David R. Odenath
President

Date:	October 25, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ DAVID R. ODENATH
David R. Odenath
President

Date:	October 25, 2010

By	/S/ KAPREL OZSOLAK
Kaprel Ozsolak
Chief Financial Officer

Date:	October 25, 2010